ACCOUNTING POLICIES 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Windsor Companies Investment Contract [Member]	Dec. 31, 2011 Golden State Companies Investment Contract [Member]	Dec. 31, 1997 Windsor Petroleum Transport Corporation [Member] agent	Dec. 31, 1996 Golden State Petroleum Transport Corporation [Member] agent	Dec. 31, 1997 First Preferred Mortgage Notes [Member] Windsor Petroleum Transport Corporation [Member]	Dec. 31, 1996 First Preferred Mortgage Notes [Member] Golden State Petroleum Transport Corporation [Member]	Dec. 31, 1997 Serial First Preferred Mortgage Notes [Member] Windsor Petroleum Transport Corporation [Member]	Dec. 31, 1996 Serial First Preferred Mortgage Notes [Member] Golden State Petroleum Transport Corporation [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgage notes					$ 239,100,000	$ 127,100,000	$ 111,700,000	$ 51,700,000
Stated interest rate (in hundredths)					7.84%	8.04%
Number of company agents represented in issuer debt			4	2
Market value adjustment to a guaranteed investment contract	$ 3,600,000	$ 8,800,000